Quarterly Information - Schedule of Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Net sales	$ 4,894,750	$ 4,940,936	$ 4,665,588	$ 4,550,772	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 19,052,046	$ 19,429,273	$ 20,023,564
Gross margin	385,741	408,543	313,125	303,216	384,348	348,733	399,930	380,527
Net earnings	190,416	178,115	106,270	110,728	160,255	129,892	139,567	163,412	585,529	593,126	860,984
Net earnings attributable to Nucor stockholders	$ 170,494	$ 147,597	$ 85,145	$ 84,789	$ 136,908	$ 110,308	$ 112,299	$ 145,104	$ 488,025	$ 504,619	$ 778,188
Basic	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 1.52	$ 1.58	$ 2.45
Diluted	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 1.52	$ 1.58	$ 2.45